Commitments And Contingencies Liability for Unpaid Losses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balances		$ 4,883
Current year	$ 452	156
Prior years	898	948
Total incurred	1,350	1,104
Current year	81	13
Prior years	725	516
Total paid	806	529
Liability for unpaid losses as of December 31	$ 4,883	$ 5,458